INCOME TAXES (Schedule of Current and Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Current	$ 2,971	$ 1,588	$ 567
Deferred	81	(16)	(71)
Domestic	772	321	105
Foreign	2,280	1,251	391
Income tax expenses	$ 3,052	$ 1,572	$ 496